April 30, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Wilshire Variable Insurance Trust
Post-Effective Amendment No. 46 under the Securities Act of 1933 and Amendment No. 47 under Investment Company Act of 1940
(the “Amendment”) File Nos. 333-15881 and 811-07917

To the Commission:

On behalf of Wilshire Variable Insurance Trust (the “Fund”) we are transmitting electronically for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund’s Post-Effective Amendment No. 46 to its Registration Statement on Form N-1A (Amendment No. 47 under the 1940 Act), including exhibits, marked to show changes from Post-Effective Amendment No. 45 to its Registration Statement.

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(b) under the 1933 Act for the purpose of updating the Fund’s financial statements, responding to comments from the SEC staff and making certain other non-material changes.  We intend for this Amendment to become effective on May 1, 2010.

Pursuant to the requirements of paragraph (b)(4) of Rule 485 under the 1933 Act, we represent that the Amendment does not contain disclosures which would render it ineligible to become effective under paragraph (b) of Rule 485.  Please contact the undersigned at (312) 609-7732 if you have any questions.
Very truly yours,

/s/Jennifer M. Goodman

Jennifer M. Goodman

Enclosures